Income Tax - Additional Information (Details) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Income Tax Disclosure [Line Items]
Taxable income	$ (195,071,000)	$ (139,075,000)	$ (50,384,000)
Provision for income taxes	0
Amounts of operating loss carry forwards	$ 403,460,000	$ 204,693,000	$ 72,137,000
Earliest Tax Year
Income Tax Disclosure [Line Items]
Operating loss carry forwards expiration	Dec. 31, 2020
Latest Tax Year
Income Tax Disclosure [Line Items]
Operating loss carry forwards expiration	Dec. 31, 2029
China
Income Tax Disclosure [Line Items]
Statutory income tax rate	25.00%	25.00%	25.00%
Taxable income	$ (185,239,000)	$ (127,711,000)	$ (40,972,000)
Preferential tax rate	(9.14%)
Zai Lab (AUST) Pty., Ltd
Income Tax Disclosure [Line Items]
Statutory income tax rate	30.00%
Taxable income	$ 0	0	0
Provision for income taxes	$ 0	0	0
Zai Lab (US) LLC
Income Tax Disclosure [Line Items]
Statutory income tax rate	21.00%
Taxable income	$ 0	0	0
Provision for income taxes	$ 0	0	0
Zai Lab (Hong Kong) Limited
Income Tax Disclosure [Line Items]
Statutory income tax rate	16.50%
Taxable income	$ 0	0	0
Provision for income taxes	$ 0	$ 0	$ 0
Zai Lab International Trading (Shanghai) Co., Ltd
Income Tax Disclosure [Line Items]
Statutory income tax rate	25.00%
Zai Lab (Suzhou) Co., Ltd
Income Tax Disclosure [Line Items]
Statutory income tax rate	25.00%
Zai Lab (Shanghai) Co., Ltd
Income Tax Disclosure [Line Items]
Preferential tax rate	15.00%
Zai Biopharmaceutical (Suzhou) Co., Ltd
Income Tax Disclosure [Line Items]
Statutory income tax rate	25.00%